Operating Segments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of operating segments [line items]
Description of reportable segments		The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Other segment includes Group Treasury, investments in certain associated corporations, smaller operating segments, intersegment elimination, corporate expenses and other corporate items which are not allocated to a business line.
Tax equivalent basis gross up amount	$ 8		$ 25